Taxation - Reconciliation of Effective Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of Effective Tax Rate [Table]
Weighted-average statutory rate	$ 3,984	$ 97,183	$ (14,372)
Weighted-average statutory rate	21.00%	21.00%	21.00%
Effects of state tax rate in US	$ 1,844	$ 22,111	$ (3,267)
Effects of state tax rate in U.S.	9.72%	4.78%	4.77%
R&D and orphan drug tax credits	$ (5,642)	$ (6,321)	$ (3,268)
R&D and orphan drug tax credits	(29.74%)	(1.37%)	4.78%
Share based Payment Measurement	$ 327	$ 433	$ 3,429
Share-based payment measurement	1.73%	0.09%	(5.01%)
Mark to Market Adjustments	$ 919	$ 3,725	$ (3,745)
Mark-to-market adjustments	4.84%	0.80%	5.47%
Transaction Costs	$ 361	$ 0	$ 0
Transaction Costs	0.0191	0.0000	0.0000
Interest Expense	$ (2,258)	$ 1,030	$ 0
Interest Expense	(0.1191)	0.0022	0.0000
Executive Compensation	$ 827	$ 0	$ 0
Executive Compensation	0.0436	0.0000	0.0000
Accretion on preferred shares	$ 0	$ 0	$ 22
Accretion on preferred shares	0.00%	0.00%	(0.03%)
Deconsolidation adjustments	$ 0	$ (13,658)	$ 9,688
Deconsolidation adjustments	0.00%	(2.95%)	(14.16%)
Mark to Market investment in subsidiary	$ 0	$ 0	$ (55)
Mark-to-market investment in subsidiary	0.00%	0.00%	0.08%
Income of partnerships not subject to tax	$ 0	$ 0	$ (78)
Income of partnerships not subject to tax	0.00%	0.00%	0.11%
Recognition of deferred tax assets not previously recognized	$ 0	$ (6,251)	$ 0
Recognition of deferred tax assets not previously recognized	0.00%	(1.35%)	0.00%
Current year losses for which no deferred tax asset is recognized	$ 13,948	$ 14,514	$ 13,012
Current year losses for which no deferred tax asset is recognized	73.53%	3.14%	(19.01%)
Other	$ 91	$ (356)	$ 854
Other	0.48%	(0.06%)	(1.25%)
Income tax expense/(benefit)	$ 14,401	$ 112,409	$ 2,221
Average effective tax rate	75.92%	24.29%	(3.25%)